Income Taxes (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual)
Provision for income taxes						$ 12,596
Change in deferred tax asset valuation allowance					(1,544,407)	(484,591)
Statutory rate, Federal					34.00%
Statutory rate, State					10.90%
Federal net operating loss carryforward					$ 567
Operating Loss Carryforwards, Expiration Dates					Expire in 2030